Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

NOTE 3: DISCONTINUED OPERATIONS

In September 2022, Navios Holdings completed the sale of its 36-vessel dry bulk consisting of cash and the assumption of bank debt and finance leases related to the vessels and subject to working capital adjustment at closing, to Navios Partners (the “Transaction”). The closing of the Transaction was effected in two tranches. The first tranche, involving the transfer of 15 charter-in and bareboat vessels, was completed on July 29, 2022. The second tranche, involving the remaining 21 owned vessels, was completed on September 8, 2022. The net cash proceeds of $370,638 were used (i) to repay $262,632 under the NSM Loans and (ii) to fully redeem the outstanding balance of $80,000 under the 2022 Senior Secured Notes at maturity on August 15, 2022.

The difference between the cash consideration received from the disposal and the carrying value of the disposed component resulted in a gain on sale of $169,631 and is included in the consolidated statements of comprehensive income under the caption “Net income/(loss) from discontinued operations”.

The gain on sale was calculated as follows:

Amounts recorded in respect of discontinued operations in the years ended December 31, 2022, 2021 and 2020, respectively are as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Revenue	$204,981	$362,342	$200,793
Time charter, voyage and logistics business expenses	(38,515)	(85,412)	(103,592)
Direct vessel expenses	(30,686)	(47,753)	(52,049)
General and administrative expenses	(11,408)	(14,285)	(16,843)
Depreciation and amortization	(18,135)	(29,581)	(42,076)
Interest expense and finance cost, net	(58,791)	(79,584)	(87,345)
Impairment loss/loss on sale of vessels, net	—	(25,861)	(88,367)
(Loss)/gain on bond extinguishment, net	(221)	951	11,204
Impairment loss for Navios Europe II	—	—	(6,050)
Non-operating other finance cost	(61,730)	—	—
Gain on sale of shipping business	169,631	—	—
Other expense, net	(8,967)	(5,561)	(1,634)
Income tax expense	(53)	(98)	(187)
Net income/(loss) from discontinued operations	$146,106	$75,158	$(186,146)

Assets and liabilities in respect of discontinued operations presented within the consolidated balance sheet as of December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Cash and cash equivalent	$—	$224
Restricted cash	—	84,250
Accounts receivable, net	3,489	9,186
Inventories	—	3,052
Other current assets	—	9,986
Vessels and other fixed assets, net	—	427,386
Deferred dry dock and special survey costs, net	—	23,467
Operating Lease assets	—	164,267
Goodwill	—	56,240
Intangible assets other than goodwill	—	44,015
Other non-current assets	—	35,689
Total assets of discontinued operations	$3,489	$857,762
Accounts payable	3,692	6,234
Accrued expenses and other liabilities	1,825	16,122
Deferred income and cash received in advance	—	5,448
Due to related parties, net	565	20,643
Operating lease liabilities, including current portion	—	189,828
Long-term debt, net, including current portion	—	113,641
Senior and ship mortgage notes, including current portion	—	455,393
Total liabilities of discontinued operations	$6,082	$807,309

Borrowings

2022 Notes

On November 29, 2013, the Co-Issuers completed the sale of $650,000 of 7.375% First Priority Ship Mortgage Notes due 2022 (the “2022 Notes”). During 2020, the Company repurchased $20,782 in par value of the 2022 Notes for a cash consideration of $9,443 resulting in a gain on bond extinguishment of $11,204, net of deferred financing costs written-off. During 2021, the Company repurchased $21,356 in par value of the 2022 Notes for cash consideration of $18,588 resulting in a gain on bond extinguishment of $2,728, net of deferred financing costs written-off.

In January 2022, the Company fully repaid the outstanding balance of $455,466 on the 2022 Notes using (i) $206,725 under two credit facilities with commercial banks; (ii) $77,000 under four sale and leaseback agreements; (iii) $100,000 of additional financing from NSM; and (iv) cash from operations. In addition, as of December 31, 2021, $158,873 of 2022 Notes held by the Company that had previously been pledged as collateral to NSM, were canceled.

Hamburg Commercial Bank AG

In December 2021, Navios Holdings entered into a loan agreement with Hamburg Commercial Bank AG (“HCOB”) for an amount of $101,750, for the refinancing of seven dry bulk vessels. On January 5, 2022, the amount under this facility was fully drawn. The loan bore interest at a rate of LIBOR plus a margin, which ranged from 3.25% per annum to 4.50% per annum. In March 2022, Navios Holdings prepaid an amount of $10,380 and one dry bulk vessel was released. The remaining loan balance of $91,345 was repayable in eight quarterly installments of $3,915, beginning three months from the date of the initial drawdown, with a final balloon payment of $60,027 on the last repayment date. The loan facility required compliance with certain covenants.

As of September 8, 2022, the outstanding balance of the secured credit facility was assumed by Navios Partners pursuant to the Transaction.

Credit Agricole CIB/ BNP Paribas

In December 2021, Navios Holdings entered into a loan agreement with Credit Agricole CIB (“CACIB”) and BNP Paribas (“BNPP”) for an amount of $105,000, for the refinancing of seven dry bulk vessels. On January 5, 2022, the amount under this facility was fully drawn. The loan bore interest at a rate of LIBOR plus a margin, which ranged from 2.85% per annum to 3.75% per annum. The loan was repayable in four quarterly installments of $6,500, beginning three months from the date of the initial drawdown, followed by eight consecutive quarterly installments of $4,750 with a final balloon payment of $41,000 on the last repayment date. The loan facility required compliance with certain covenants.

As of September 8, 2022, the outstanding balance of the secured credit facility was assumed by Navios Partners pursuant to the Transaction.

Sale and Leaseback Agreements

In the first quarter of 2020, the Company entered into two sale and leaseback agreements of $68,000 in total, with unrelated third parties for two Capesize vessels. Navios Holdings had no purchase obligation to acquire the vessels at the end of the lease term, however, it was reasonably certain that respective purchase options would be exercised and under ASC 842-40, the transfer of the vessels were determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as a financial liability.

In December 2021, Navios Holdings entered into four new sale and leaseback agreements of $77,000 in total, with unrelated third parties, in order to finance four dry bulk vessels. In December 2021, three of the four new sale and leaseback agreements were drawn down amounting to $58,000 in total.

Two of sale and leaseback agreements were repayable by 96 consecutive payments of approximately $481 each, commencing as of December 2021. One sale and leaseback agreement was repayable by 72 consecutive monthly payments of approximately $688, commencing as of December 2021. Two of the agreements mature in the fourth quarter of 2029 and one in the fourth quarter of 2027, respectively, with a balloon payment of $3,600 for each of the two sale and leaseback agreements and $3,500 for one sale and leaseback agreement on the last repayment date. The fourth sale and leaseback agreement amounting to $19,000 was drawn down in January 2022, and was repayable by 84 consecutive monthly payments of approximately $643. The fourth sale and leaseback agreement matured in the first quarter of 2029 with a balloon payment of $1,000.

In March 2022, Navios Holdings entered into a sale and leaseback agreement to finance one dry bulk vessel. The sale and leaseback agreement amounting to $12,000 was drawn down in March 2022, and was repayable by 60 consecutive monthly payments of approximately $521. The sale and leaseback agreement matures in the first quarter of 2027 with a balloon payment of $1,600.

In the third quarter of 2022, Navios Holdings completed the acquisition of a previously chartered-in vessel, Navios Sky. In the third quarter of 2022, the Company entered into a sale and leaseback agreement to finance the vessel. The sale and leaseback agreement amounted to $22,000 was drawn down in the third quarter 2022, and was repayable by 120 consecutive monthly payments of approximately $158. The sale and leaseback agreement matures in the third quarter of 2032 with a balloon payment of $3,000.

The sale and leaseback agreements had no financial covenants.

As of September 8, 2022, the outstanding balances of the sale and leaseback agreements were assumed by Navios Partners pursuant to the Transaction.